Operations by Geographic Area (Tables)	12 Months Ended
Dec. 31, 2013
Operations by Geographic Area
Revenues by Geographic Region

	2011		2012		2013
	(In millions of Korean Won)
Korea	~~W~~	10,458	~~W~~	14,762	~~W~~	15,491
Japan		29,513		30,387		14,409
Taiwan and Hong Kong		3,590		2,244		3,106
United States of America		5,879		5,023		7,725
Russia		487		476		180
Brazil		1,189		837		705
Thailand		1,245		974		1,015
Europe		2,058		982		643
China		749		495		2,734
Other		2,309		1,601		1,677

	~~W~~	57,477	~~W~~	57,781	~~W~~	47,685